Business Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Apr. 28, 2017	Dec. 31, 2016	Oct. 03, 2016	Apr. 18, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 20,317		$ 15,504			$ 2,373
Oberlo UAB
Business Acquisition [Line Items]
Cash		$ 1,521
Trade Accounts Receivable		1,603
Accounts Payable		(885)
Goodwill		4,813
Deferred tax liability on acquired intangibles		(1,798)
Total purchase price		17,239
Oberlo UAB | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired		11,590
Oberlo UAB | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired		$ 395
Boltmade Inc.
Business Acquisition [Line Items]
Goodwill				$ 5,450
Net tangible assets acquired				50
Net closing working capital				515
Total purchase price				$ 6,015
Kit CRM Inc.
Business Acquisition [Line Items]
Goodwill					$ 6,929
Net closing working capital					254
Total purchase price					8,254
Kit CRM Inc. | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired					$ 1,071